Trade payables and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Summary of Trade and Other Payables

	2024	2023
(in $ millions)	$	$
Non-current liabilities
Warrant liabilities	11	6
Put options issued to non-controlling interests	43	118
Other payables	—	5
Employee defined benefit liability	12	11
	66	140
Current liabilities
Trade payables	208	185
Accrued operating expenses	463	344
Electronic wallets	261	261
Tax payables	60	58
Deposits	36	30
Put options issued to non-controlling interest	98	—
Contract liabilities	2	7
Others	41	40
	1,169	925

Summary of Change in Carrying Value of the Warrants	The carrying value of the warrants as at December 31 is as follows:

	2024	2023
(in $ millions)	$	$
As at 1 January	6	14
Change in fair value	5	(8)
As at 31 December	11	6